Document And Entity Information	Nov. 14, 2024
Document Information [Line Items]
Entity, Registrant Name	Spire Inc.
Document, Type	8-K/A
Document, Period End Date	Nov. 14, 2024
Entity, File Number	1-16681
Entity, Address, Address Line One	700 Market Street
Entity, Address, City or Town	St. Louis
Entity, Address, State or Province	MO
Entity, Address, Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Entity, Incorporation, State or Country Code	MO
Entity, Tax Identification Number	74-2976504
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	8-KA CFO CAO Transition
Amendment Flag	true
Entity, Central Index Key	0001126956
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	SR
Security Exchange Name	NYSE
DepositaryShares Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	SR.PRA
Security Exchange Name	NYSE